GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill impairment		$ 2,480
Indefinite-lived intangible assets	$ 7,345	7,339
Amortization of intangibles	$ 21,327	$ 19,499	$ 13,948